LOSS PER SHARE (Details) (USD $)	3 Months Ended				9 Months Ended				12 Months Ended				140 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Sep. 30, 2014		Sep. 30, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2013
Numerator:
Net loss available in basic and diluted calculation	$ (1,115,221)		$ (3,974,903)		$ (4,468,170)		$ (7,251,965)		$ (9,406,304)		$ (7,422,155)		$ (28,697,415)
Denominator:
Weighted average common shares outstanding-basic (in shares)	259,899		1,821,006		2,052,709		1,687,625		2,026,115		927,838		996,362
Effect of dilutive stock options and warrants (in shares)	0	[1]	0	[1]	0	[1]	0	[1]	0	[2]	0	[2]	0 [2]
Weighted average common shares outstanding-diluted (in shares)	2,984,335		1,821,006		2,967,483		1,687,625		2,026,115		927,838		996,362
Loss per common share-basic and diluted (in dollars per share)	$ (0.37)		$ (2.18)		$ (1.51)		$ (4.30)		$ (4.64)		$ (8.00)		$ (28.80)

[1]	The number of shares underlying options and warrants outstanding as of September 30, 2014 and September 30, 2013 are 945,220 and 861,287 respectively. The effect of the shares that would be issued upon exercise of such options and warrants has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.
[2]	The number of shares underlying options and warrants outstanding as of December 31, 2013 and December 31, 2012 are 847,777 and 637,277, respectively. The effect of the shares that would be issued upon exercise of such options and warrants has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.